Loans and Borrowings - Schedule of Loans and Borrowings (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Loans and Borrowings [Line Items]
Short-term borrowings	¥ 84,000,000	$ 12,011,840	¥ 84,000,000
China CITIC Bank [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	3.75%	3.75%
Maturity (Months)	September, 2026
Short-term borrowings	¥ 24,000,000		24,000,000
Bank of Ningbo [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	3.90%	3.90%
Maturity (Months)	October, 2026
Short-term borrowings	¥ 10,000,000		10,000,000
Bank of Ningbo One [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	3.90%	3.90%
Maturity (Months)	November, 2026
Short-term borrowings	¥ 10,000,000		20,000,000
Bank of Ningbo Two [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	3.90%	3.90%
Maturity (Months)	January, 2026
Short-term borrowings	¥ 10,000,000		10,000,000
Bank of Ningbo Three [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	3.90%	3.90%
Maturity (Months)	December, 2026
Short-term borrowings	¥ 20,000,000		10,000,000
Rural Commercial Bank [Member]
Schedule of Loans and Borrowings [Line Items]
Annual Interest Rate	4.00%	4.00%
Maturity (Months)	November, 2026
Short-term borrowings	¥ 10,000,000		¥ 10,000,000